Income tax	12 Months Ended
Dec. 31, 2025
Income tax [Abstract]
Income tax
13.	Income tax

	For the Year Ended December 31,
	2025	2024	2023
Current tax (benefit) expense
Current income tax	$2,703,389	$3,924,599	$3,025,179
Deferred income tax	(5,602,656)	68,751,097	(55,155,403)

	$(2,899,267)	$72,675,696	$(52,130,224)

The Mexican Tax Law effective as of January 1, 2014 is applicable to the Company, which imposes an income tax rate of 30%.
The UK entities are subject to UK corporation tax with an applicable rate of 25%.

Amounts recognized in profit or loss
Management has determined that the recoverability of cumulative tax losses, which expire in 2028 - 2035, is not feasible based on estimated breakeven of hotel operations. Therefore, the Company has not recognized certain expected income tax losses in the determination of deferred income tax, except for those companies that have taxable profit to offset the income tax losses.
Amounts recognized in OCI
	As of December 31, 2025			As of December 31, 2024			As of December 31, 2023
	Before	Tax (expense)	Net of	Before	Tax (expense)	Net of	Before	Tax (expense)	Net of
	tax	benefit	tax	tax	benefit	tax	tax	benefit	tax

Items that will not be reclassified to profit and loss
Remeasurements of defined benefit liability	$1,365,506	$(409,652)	$955,854	$16,372	$(4,762)	$11,610	$124,599	$(37,380)	$87,219
Revaluation of property, construction in process and equipment	(3,783,944,143)	1,135,183,243	(2,648,760,900)	334,809,588	(100,442,876)	234,366,712	(889,982,346)	266,994,704	(622,987,642)

	$(3,782,578,637)	$1,134,773,591	$(2,647,805,046)	$334,825,960	$(100,447,638)	$234,378,322	$(889,857,747)	$266,957,324	$(622,900,423)

Reconciliation of effective tax rate
	For the Year Ended December 31,
	2025	2024	2023

(Loss) profit before income tax	$(285,279,802)	$(3,495,289,882)	$5,662,697
Tax using the Company´s domestic tax rate	30%	30%	30%
Income tax at legal tax rate	(85,583,941)	(1,048,586,965)	1,698,809
Tax effect of:
Annual adjustment inflation	19,736,040	35,881,580	86,082,320
Non-deductible expenses	8,942,866	9,847,790	5,970,038
Mainly change in allowance for NOL’s and other permanent differences	54,005,768	1,075,533,291	(145,881,392)

Total tax expense	$(2,899,267)	$72,675,696	$(52,130,224)
Movement in deferred tax balances
2025	Net balance as of January 1,	Recognized in profit and loss	Recognized in OCI	Final balance

Prepayments	$(12,868,926)	$10,986,160	$-	$(1,882,766)
Property, plant and equipment	(95,323,604)	26,808,092	-	(68,515,512)
PP&E Surplus	(3,548,469,730)	9,023,076	1,135,183,243	(2,404,263,411)
PP&E (capitalized foreign exchange rate and interest expense)	(220,604,535)	-	-	(220,604,535)
Investment properties	(372,371,632)	(22,500,000)	-	(394,871,632)
Right of use of assets	(60,049,712)	15,193,798	-	(44,855,914)
Derivatives	-	-	-	-
Accruals	23,045,513	31,312,320	-	54,357,833
Debt cost to be amortized	(69,902,187)	2,554,827	-	(67,347,360)
Advance customers	5,196,925	29,576,603	-	34,773,528
Lease liabilities	62,014,298	(13,364,025)	-	48,650,273
Equipment rent	84,603,406	(84,603,406)	-	-
Employees’ benefits	3,151,126	816,118	(409,652)	3,557,592
Employees’ statutory profit sharing	780,459	(205,119)	-	575,340

	$(4,200,798,599)	$5,598,444	$1,134,773,591	$(3,060,426,564)

2024	Net balance as of January 1,	Recognized in profit and loss	Recognized in OCI	Final balance

Prepayments	$(3,999,701)	$(8,869,225)	$-	$(12,868,926)
Property, plant and equipment	(39,818,079)	(55,505,525)	-	(95,323,604)
PP&E Surplus	(3,471,731,220)	23,704,366	(100,442,876)	(3,548,469,730)
PP&E (capitalized foreign exchange rate and interest expense)	(231,042,798)	10,438,263	-	(220,604,535)
Investment properties	(300,519,080)	(71,852,552)	-	(372,371,632)
Right of use of assets	(65,111,127)	5,061,415	-	(60,049,712)
Derivatives	(35,077,118)	35,077,118	-	-
Accruals	3,370,885	19,674,628	-	23,045,513
Debt cost to be amortized	-	(69,902,187)	-	(69,902,187)
Advance customers	46,637,589	(41,440,664)	-	5,196,925
Lease liabilities	62,388,460	(374,162)	-	62,014,298
Equipment rent	-	84,603,406	-	84,603,406
Employees’ benefits	2,629,807	526,081	(4,762)	3,151,126
Employees’ statutory profit sharing	672,518	107,941	-	780,459

	$(4,031,599,864)	$(68,751,097)	$(100,447,638)	$(4,200,798,599)

2023	Net balance as of January 1,	Recognized in profit and loss	Recognized in OCI	Final balance

Prepayments	$(1,422,966)	$(2,576,735)	$-	$(3,999,701)
Property, plant and equipment	236,862	(40,054,941)	-	(39,818,079)
PP&E Surplus	(3,744,476,101)	5,750,177	266,994,704	(3,471,731,220)
PP&E (capitalized foreign exchange rate and interest expense)	(226,499,908)	(4,542,890)	-	(231,042,798)
Investment properties	(326,498,611)	25,979,531	-	(300,519,080)
Right of use of assets	-	(65,111,127)	-	(65,111,127)
Derivatives	(57,837,597)	22,760,479	-	(35,077,118)
Accruals and borrowing cost	147,482	3,223,403	-	3,370,885
Advance customers	-	46,637,589	-	46,637,589
Lease liabilities	-	62,388,460	-	62,388,460
Employees’ benefits	1,996,298	670,889	(37,380)	2,629,807
Employees’ statutory profit sharing	641,950	30,568	-	672,518

	$(4,353,712,591)	$55,155,403	$266,957,324	$(4,031,599,864)

Unrecognized deferred tax assets
Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit will be available against which the Company can use the benefits therefrom.
	As of December 31, 2025		As of December 31, 2024
	Gross amount	Tax effect	Gross amount	Tax effect

Income tax losses	$1,904,835,875	$571,450,763	$1,698,038,184	$509,411,455
Interest to be deducted	256,196,287	76,858,886	408,193,235	122,457,971
Other assets	-	-	41,049,602	12,314,881

	$2,161,032,162	$648,309,649	$2,147,281,021	$644,184,307

Tax losses carried forward
Tax losses for which no deferred tax asset was recognized expire as follows:
	Gross	Expire
Year	amount	rate

2018	$463,327,909	2028
2020	30,851,973	2030
2021	15,727,355	2031
2022	37,489,376	2032
2023	4,450,065	2033
2024	557,141,333	2034
2025	795,847,864	2035

Total income tax losses	$1,904,835,875

The Company has NOLs in the trusts that only can be used by them up to the reverse of the NOLs in future periods. These NOLs can not be used by other entities within the Company.